Consolidated Statements of Financial Position $ in Thousands, $ in Thousands	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2018 MXN ($)	Dec. 31, 2017 MXN ($)
Current assets:
Cash and cash equivalents ( Note 6)	$ 423,449	$ 7,979,972	$ 5,862,942	$ 6,950,879
Accounts receivable:
Related parties (Note 7)	1,244	23,442	8,266
Other accounts receivable, net (Note 8)	48,978	923,000	508,479	478,467
Recoverable value added tax and others	49,802	938,532	612,146	400,464
Recoverable income tax	23,102	435,360	337,799	570,361
Inventories (Note 9)	16,020	301,908	297,271	294,850
Prepaid expenses and other current assets (Note 10)	41,450	781,131	442,791	500,754
Financial instruments (Notes 3 and 5)	7,088	133,567	62,440	497,403
Guarantee deposits (Note 11)	31,856	600,327	790,635	1,352,893
Total current assets	642,989	12,117,239	8,922,769	11,046,071
Non-current assets:
Rotable spare parts, furniture and equipment, net (Note 12)	391,895	7,385,334	5,782,282	4,375,697
Right-of-use assets	1,811,006	34,128,766	31,882,053	24,893,882
Intangible assets, net (Note 13)	8,883	167,397	179,124	190,420
Financial instruments (Notes 3 and 5)	143	2,695
Deferred income taxes (Note 19)	81,853	1,542,536	3,392,240	3,222,228
Guarantee deposits (Note 11)	405,643	7,644,421	6,337,496	6,098,252
Other assets	8,785	165,546	154,757	126,423
Other long-term assets	7,492	141,193	73,962
Total non-current assets	2,715,700	51,177,888	47,801,914	38,906,902
Total assets	3,358,689	63,295,127	56,724,683	49,952,973
Short-term liabilities:
Unearned transportation revenue	195,271	3,679,926	2,438,516	2,293,309
Suppliers	84,748	1,597,099	1,085,499	1,077,438
Related parties (Note 7)	3,107	58,554	17,775	40,931
Accrued liabilities (Note 15a)	134,355	2,531,861	2,267,596	1,967,926
Lease liabilities	250,488	4,720,505	4,976,454	4,213,417
Other taxes and fees payable (Note 1q)	111,564	2,102,455	1,932,082	1,245,247
Income taxes payable	7,461	140,609	4,065	111,292
Financial instruments (Notes 3 and 5)			122,948
Financial debt (Note 5)	110,692	2,086,017	1,212,259	2,403,562
Other liabilities	21,608	407,190	25,835	202,250
Total short-term liabilities	919,294	17,324,216	14,083,029	13,555,372
Long-term liabilities:
Financial debt (Note 5)	153,352	2,889,952	2,310,939	1,079,152
Accrued liabilities (Note 15b)	4,818	90,796	75,503	92,448
Lease liabilities (Note 14)	1,899,504	35,796,540	34,588,692	28,310,287
Other liabilities	77,982	1,469,595	1,820,194	1,454,790
Employee benefits (Note 16)	2,027	38,206	18,153	19,289
Deferred income taxes (Note 19)	8,285	156,139	1,123,020	1,616,282
Total long-term liabilities	2,145,968	40,441,228	39,936,501	32,572,248
Total liabilities	3,065,262	57,765,444	54,019,530	46,127,620
Equity:
Capital stock	157,789	2,973,559	2,973,559	2,973,559
Treasury shares	(9,006)	(169,714)	(122,661)	(85,034)
Contributions for future capital increases		1	1	1
Legal reserve	15,451	291,178	291,178	291,178
Additional paid-in capital	99,761	1,880,007	1,837,073	1,804,528
Retained earnings (losses)	23,264	438,412	(2,200,651)	(1,257,769)
Accumulated other comprehensive income (loss)	6,168	116,240	(73,346)	98,890
Total equity	293,427	5,529,683	2,705,153	3,825,353
Total liabilities and equity	$ 3,358,689	$ 63,295,127	$ 56,724,683	$ 49,952,973